RESTRICTED CASH	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Restricted Cash	Restricted Cash As at December 31, 2022, the Company had long-term restricted cash of CFA 27.8 billion (December 31, 2022 - $45.3 million; December 31, 2021 - CFA 24.4 billion, $42.2 million) in support of environmental closure costs obligations related to the Essakane mine and $11.0 million (December 31, 2021 - $nil) posted as cash collateral for a surety bond issued for guarantee of certain environmental closure cost obligations related to the Doyon division and Côté Gold project.